Income taxes	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
Income taxes recognized during the three and six months ended June 30, 2024 and June 30, 2023, comprise:

	Three Months Ended		Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
	(in thousands)
Income Tax expense	$23,344	$9,629	$51,668	$23,902

As at June 30, 2024 the Company maintains a $196.1 million liability (December 31, 2023: $187.1 million) for unrecognized tax benefit, which is comprised of $162.4 million (December 31, 2023: $160.0 million) related to items generating unrecognized tax benefits and $33.7 million (December 31, 2023: $27.1 million) for interest and penalties related to such items. The Company recognizes interest accrued on unrecognized tax benefits as an additional income tax expense.
The Company has analyzed the filing positions in all of the significant federal, state and foreign jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The only periods subject to audit by the major tax jurisdictions where the Company does business are the 2015 through 2023 tax years. During such audits, local tax authorities may challenge the positions taken by us in our tax returns.